Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Line Items]
Schedule of Income before Income Tax, Domestic and Foreign
Loss before income tax expense consisted of the following for the years ended December 31:

	2023	2022
United States	$(6,097,351)	$(6,254,468)
International	—	—
Total loss before income tax expense	$(6,097,351)	$(6,254,468)

Schedule of Components of Income Tax Expense (Benefit)
Income tax expense consisted of the following for the years ended December 31:

	2023	2022
Current:
Federal	$—	$—
State	1,600	1,600
Foreign	—	—
Total current tax expense	1,600	1,600
Deferred:
Federal	—	—
State	—	—
Foreign	—	—
Total deferred tax expense	—	—
Total income tax expense	$1,600	$1,600

Schedule of Effective Income Tax Rate Reconciliation
Income tax expense differed from the amount computed by applying the federal statutory income tax rate to pretax loss as a result of the following for the years ended December 31:

	2023	2022
Federal tax at statutory rate	$(1,280,444)	$(1,313,438)
State taxes	(22,915)	(542,562)
Change in valuation allowance	1,080,617	1,846,087
Other	224,342	11,513
Total income tax expense	$1,600	$1,600

Schedule of Deferred Tax Assets and Liabilities
The tax effects of temporary differences that give rise to the Company’s deferred tax assets and liabilities are related to the following as of December 31:

	2023	2022
Deferred tax assets:
Net operating losses	$3,070,085	$2,280,097
Stock-based compensation	856,902	784,932
Operating lease liabilities	386,588	516,031
Section 174 expenses, net	487,860	476,842
Accruals and reserves	489,382	227,221
Intangible assets	118,691	214,100
Property and equipment	90,104	44,128
Gross deferred tax assets	5,499,612	4,543,351
Valuation allowance	(5,155,597)	(4,074,980)
Net deferred tax assets	344,015	468,371
Deferred tax liabilities:
Operating lease right-of-use assets	(344,015)	(468,371)
Net deferred tax assets	$—	$—

Schedule of Unrecognized Tax Benefits Roll Forward
A reconciliation of the beginning and ending amount of gross unrecognized tax benefits is a follows as of December 31:

	2023	2022
Balance as the beginning of the year	$49,255	$—
Increases related to prior year tax positions	—	47,882
Increases related to current year tax positions	—	1,373
Balance as the end of the year	$49,255	$49,255

GIGCAPITAL5, INC
Income Taxes [Line Items]
Schedule of Income before Income Tax, Domestic and Foreign
The sources of loss before provision for income taxes are as follows for the year ended December 31, 2023 and 2022:

	Year Ended December 31, 2023	Year Ended December 31, 2022
Domestic	$(3,605,472)	$(2,287,692)
Foreign	—	—
Total	$(3,605,472)	$(2,287,692)

Schedule of Components of Income Tax Expense (Benefit)
The provision for income taxes was comprised of the following for the year ended December 31, 2023 and 2022:

	Year Ended December 31, 2023	Year Ended December 31, 2022
Current:
Federal	$285,990	$342,216
State and local	133,129	144,399
Foreign	—	—
Total current	419,119	486,615
Deferred:
Federal	—	—
State and local	—	—
Foreign	—	—
Total deferred	—	—
Total provision for income taxes	$419,119	$486,615

Schedule of Effective Income Tax Rate Reconciliation
Reconciliation of the federal statutory income tax rate to the effective income tax rate is as follows:

	Year Ended December 31, 2023	Year Ended December 31, 2022
Statutory income tax benefit	$(757,149)	$(480,415)
State income taxes, net of federal	(236,036)	(184,760)
Warrant and note payable revaluation	47,377	(75,812)
Valuation allowance on start-up costs	1,364,927	1,227,602
Provision for income taxes	$419,119	$486,615

Schedule of Deferred Tax Assets and Liabilities
The tax effects of temporary differences that gave rise to significant portions of the deferred tax assets and liabilities as of December 31, 2023 and 2022 were as follows:

	December 31, 2023	December 31, 2022
Deferred tax assets:
Start-up costs	$2,895,226	$1,530,299
Valuation allowance	(2,895,226)	(1,530,299)
Net deferred tax assets (liabilities)	$—	$—